UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Habrok Capital Management LLP
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Address:    6th Floor, 103 Mount Street
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            London, United Kingdom W1K 2TJ
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           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Evans
           --------------------------------------------------
Title:       General Counsel and Compliance Officer
           --------------------------------------------------
Phone:       44-20-7851-3924
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ JOHN EVANS               London, United Kingdom          February 13, 2012
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          17
                                               -------------

Form 13F Information Table Value Total:         $427,027
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name


NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207    7,814   160,000 SH       SOLE                  160,000      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A - G0457F107    8,623   420,000 SH       SOLE                  420,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108    2,295        20 SH       SOLE                       20      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702  100,430 1,316,257 SH       SOLE                1,316,257      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR  16949N109    4,061   285,985 SH       SOLE                  285,985      0    0
DISNEY WALT CO               COM DISNEY     254687106   30,488   813,000 SH       SOLE                  813,000      0    0
DYNEGY INC DEL               COM            26817G300   24,575 8,872,000 SH       SOLE                8,872,000      0    0
HARRY WINSTON DIAMOND CORP   COM            41587B100   13,089 1,227,900 SH       SOLE                1,227,900      0    0
KRAFT FOODS INC              CL A           50075N104   22,416   600,000 SH       SOLE                  600,000      0    0
LAS VEGAS SANDS CORP         COM            517834107   15,169   355,000 SH       SOLE                  355,000      0    0
MICROSOFT CORP               COM            594918104   11,163   430,000 SH       SOLE                  430,000      0    0
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303    2,998   619,509 SH       SOLE                  619,509      0    0
ROYAL CARIBBEAN CRUISES LTD  COM            V7780T103   10,651   430,000 SH       SOLE                  430,000      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107   62,240   409,500 SH       SOLE                  409,500      0    0
ULTRA PETROLEUM CORP         COM            903914109   28,390   958,146 SH       SOLE                  958,146      0    0
VIRGIN MEDIA INC             COM            92769L101   30,531 1,428,000 SH       SOLE                1,428,000      0    0
WELLS FARGO & CO NEW         COM            949746101   52,094 1,890,200 SH       SOLE                1,890,200      0    0
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